T. ROWE PRICE EQUITY INCOME ETF

September 30, 2020 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.5%
COMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 0.9%
AT&T	1,186	34
Verizon Communications	1,785	106
		140
Entertainment 0.8%
Walt Disney (1)	1,052	131
		131
Media 4.2%
Comcast, Class A	6,441	298
Fox, Class B (1)	6,307	176
News, Class A	13,063	183
		657
Total Communication Services		928
CONSUMER DISCRETIONARY 3.3%
Auto Components 0.1%
Magna International	300	14
		14
Automobiles 0.8%
General Motors	4,189	124
		124
Hotels Restaurants & Leisure 1.3%
Las Vegas Sands	3,142	146
Marriott International, Class A	160	15
McDonald's	127	28
MGM Resorts International	340	7
Royal Caribbean Cruises	135	9
		205
Leisure Products 0.6%
Mattel (1)	7,696	90
		90
Multiline Retail 0.3%
Kohl's	3,014	56
		56
Specialty Retail 0.2%
TJX	600	33
		33
Total Consumer Discretionary		522
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 8.2%
Beverages 0.6%
Coca-Cola	1,877	92
		92
Food & Staples Retailing 0.6%
Walmart	663	93
		93
Food Products 3.7%
Bunge	1,007	46
Conagra Brands	6,646	237
Mondelez International, Class A	205	12
Tyson Tyson Foods, Class A	4,756	283
		578
Household Products 1.3%
Kimberly-Clark	1,441	213
		213
Tobacco 2.0%
Altria Group	59	2
Philip Morris International	4,238	318
		320
Total Consumer Staples		1,296
ENERGY 6.8%
Energy Equipment & Services 0.5%
Halliburton	6,663	80
		80
Oil, Gas & Consumable Fuels 6.3%
Chevron	494	35
Enbridge	5,199	152
EOG Resources	1,558	56
Exxon Mobil	3,493	120
Hess	659	27
Occidental Petroleum	2,588	26
Pioneer Natural Resources	244	21
Targa Resources	5,427	76
TC Energy	4,329	182
TOTAL SE, ADR	8,939	307
		1,002
Total Energy		1,082
FINANCIALS 18.8%
Banks 6.2%
Bank of America	2,022	49
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Fifth Third Bancorp	11,659	248
JPMorgan Chase & Co.	1,474	142
PNC Financial Services Group	1,279	140
Wells Fargo & Co.	16,966	399
		978
Capital Markets 4.4%
Charles Schwab	1,210	44
Franklin Resources	2,708	55
Morgan Stanley	6,181	299
Northern Trust	18	1
Raymond James Financial	1,331	97
State Street	3,415	203
		699
Diversified Financial Services 0.9%
Equitable Holdings	7,780	142
		142
Insurance 7.3%
American International Group	9,171	252
Chubb	2,754	320
Loews	6,030	210
Marsh & McLennans	421	48
MetLife	7,782	289
Willis Towers Watson	190	40
		1,159
Total Financials		2,978
HEALTH CARE 14.4%
Biotechnology 2.6%
AbbVie	3,146	276
Gilead Sciences	2,152	136
		412
Health Care Equipment & Supplies 4.0%
Becton Dickinson & Co.	1,220	284
Medtronic	2,530	263
Zimmer Biomet Holdings	641	87
		634
Health Care Providers & Services 3.2%
Anthem	950	255
CVS Health	4,216	246
		501
Pharmaceuticals 4.6%
Bristol-Myers Squibb	278	17
Glaxosmithkline, ADR	2,821	106
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Johnson & Johnson	1,812	270
Merck & Co.	715	59
Pfizer	6,940	255
Sanofi, ADR	346	17
		724
Total Health Care		2,271
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 2.8%
Boeing	1,242	205
L3Harris Technologies	1,386	236
		441
Air Freight & Logistics 2.7%
United Parcel Service, Class B	2,597	433
		433
Airlines 0.3%
Alaska Air Group	1,252	46
		46
Building Products 0.6%
Johnson Controls International	2,231	91
		91
Commercial Services & Supplies 0.9%
Stericycle (1)	2,241	141
		141
Electrical Equipment 0.4%
Emerson Electric	825	54
nVent Electric	929	17
		71
Industrial Conglomerates 1.8%
General Electric	44,674	278
		278
Machinery 1.6%
Caterpillar	370	55
Cummins	108	23
Flowserve	437	12
PACCAR	855	73
Snap-on	666	98
		261
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.7%
Nielsen Holdings	7,505	106
		106
Total Industrials & Business Services		1,868
INFORMATION TECHNOLOGY 9.6%
Communications Equipment 1.5%
Cisco Systems	5,825	230
		230
Electronic Equipment, Instruments & Components 0.4%
Corning	984	32
TE Connectivity	352	34
		66
Semiconductors & Semiconductor Equipment 6.1%
Applied Materials	2,839	169
NXP Semiconductors NV	411	51
QUALCOMM	4,664	549
Texas Instruments	1,365	195
		964
Software 1.5%
Microsoft	1,150	242
		242
Technology Hardware, Storage & Peripherals 0.1%
Western Digital	311	11
		11
Total Information Technology		1,513
MATERIALS 5.7%
Chemicals 4.1%
CF Industries Holdings	7,106	218
DuPont de Nemours	6,480	360
PPG Industries	605	74
		652
Containers & Packaging 1.6%
International Paper	6,265	254
		254
Total Materials		906
REAL ESTATE 4.4%
Equity Real Estate Investment Trusts (REITs) 4.4%
Equity Residential, REIT	3,161	162
Rayonier, REIT	5,168	137
SL Green Realty, REIT	2,055	95
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	10,362	296
Total Real Estate		690
UTILITIES 9.3%
Electric Utilities 5.4%
Edison International	3,122	159
NextEra Energy	666	185
Southern	9,482	514
		858
Multi-Utilities 3.9%
Ameren	793	63
CenterPoint Energy	238	5
NiSource	13,135	289
Sempra Energy	2,116	250
		607
Total Utilities		1,465
Total Miscellaneous Common Stocks 0.3% (2)		41
Total Common Stocks (Cost $15,897)		15,560
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional US Government Money Market Fund, 0.03% (3)	137,179	137
Total Short-Term Investments (Cost $137)		137

Total Investments in Securities 99.4% of Net Assets (Cost $16,034)		$15,697
Other Assets Less Liabilities 0.6%		101
Net Assets 100.0%		$15,798

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund's investment related disclosures, please refer to the fund's prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME ETF

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.
Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.
Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.
Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1 based on the inputs used to determine their fair values.
202002-1048044
F93-050    2/20